Acquisitions and Divestitures (Other Non-Strategic Midstream Assets) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Business Acquisition [Line Items]
Assumed discount rate	0.00%
Gathering and Processing Assets [Member]
Business Acquisition [Line Items]
Impairment	$ 0	$ 0	$ 1,807,000	$ 0
Assets held for sale net book value	$ 900,000		$ 900,000
Gathering and Processing Assets [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Assumed discount rate	0.00%
Decline in throughput volumes, rate	2.50%